Postretirement Benefit Plans	3 Months Ended
Mar. 31, 2016
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Postretirement Benefit Plans

NOTE 10. POSTRETIREMENT BENEFIT PLANS

We sponsor a number of pension and retiree health and life insurance benefit plans. Principal pension plans are the GE Pension Plan and the GE Supplementary Pension Plan. Principal retiree benefit plans provide health and life insurance benefits to certain eligible participants and these participants share in the cost of the healthcare benefits. Other pension plans include the U.S. and non-U.S. pension plans with pension assets or obligations greater than $50 million. Smaller pension plans and other retiree benefit plans are not material individually or in the aggregate.

EFFECT ON OPERATIONS OF PENSION PLANS

	Principal pension plans
	Three months ended March 31
(In millions)	2016	2015

Service cost for benefits earned	$315	$361
Prior service cost amortization	76	52
Expected return on plan assets	(834)	(825)
Interest cost on benefit obligations	734	695
Net actuarial loss amortization	612	825
Curtailment loss	-	71
Pension plans cost	$903	$1,179

	Other pension plans
	Three months ended March 31
(In millions)	2016	2015

Service cost for benefits earned	$113	$105
Prior service cost (credit) amortization	(1)	-
Expected return on plan assets	(263)	(209)
Interest cost on benefit obligations	172	133
Net actuarial loss amortization	64	74
Pension plans cost	$85	$103

EFFECT ON OPERATIONS OF PRINCIPAL RETIREE BENEFIT PLANS

	Principal retiree benefit plans
	Three months ended March 31
(In millions)	2016	2015

Service cost for benefits earned	$25	$41
Prior service cost (credit) amortization	(41)	33
Expected return on plan assets	(11)	(12)
Interest cost on benefit obligations	63	101
Net actuarial loss (gain) amortization	(13)	1
Curtailment loss	-	4
Retiree benefit plans cost	$23	$168